Trade and Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payables [Abstract]
Trade payables	$ 104,258	$ 78,994
Employee benefits payable	226,210	207,671
Other payables	1,648,060	1,531,532
Subtotal financial liabilities	1,978,528	1,818,197
Other taxes payable	3,473,302	2,956,431
Trade and other payables	$ 5,451,830	$ 4,774,628